Restatement of Previously Issued Consolidated Financial Statements	12 Months Ended
Dec. 31, 2025
Restatement of Previously Issued Consolidated Financial Statements [Abstract]
RESTATEMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS

NOTE 15 — RESTATEMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS

On October 8, 2026, the Audit Committee of the Board of Directors of the Company (the “Audit Committee”) determined, based on management’s recommendation that the accounting estimate for depletion, depreciation and amortization of its oil and gas reserves was incorrectly applied on a retrospective basis arising from changes in classification of its reserves from proved undeveloped reserves to probable reserves instead of on a prospective basis. As a result, the Company previously overstated depletion, depreciation and amortization expense for the year ended December 31, 2025, and the related impact to its provision for income taxes.

The impact of the errors on the previously issued consolidated financial statements is as follows:

Consolidated Balance Sheet	As of December 31, 2025
	As Reported	Adjustment	As Restated

Crude oil and natural gas properties, successful efforts method:
Accumulated depreciation, depletion, and amortization, net	$(8,491,565)	$3,540,000	$(4,951,565)
Total oil and natural gas properties, net	81,951,796	3,540,000	85,491,796
Total Assets	$86,938,586	$3,540,000	$90,478,586

Accrued liabilities and other	$9,784,912	$37,000	9,821,912
Total current liabilities	24,889,896	37,000	24,926,896
Deferred tax liability	3,959,392	871,000	4,830,392
Total non-current liabilities	10,893,391	871,000	11,764,391
Total liabilities	35,783,287	908,000	36,691,287

Accumulated deficit	(36,767,880)	2,632,000	(34,135,880)
Total stockholders’ deficit attributable to EON Resources, Inc.	50,355,299	2,632,000	52,987,299
Total Stockholders’ Equity	50,355,299	2,632,000	52,987,299
Total Liabilities, Mezzanine Equity and Stockholders Equity	$86,938,586	$3,540,000	$90,478,586

Consolidated Statement of Operations	Year Ended December 31 2025
	As Reported	Adjustments	As Restated

Expenses
Depletion, depreciation and amortization	$6,710,092	$(3,540,000)	$3,170,092
Total expenses	30,738,109	(3,540,000)	27,198,109
Operating loss	(13,801,545)	3,540,000	(10,261,545)
Income (loss) before income taxes	(8,213,063)	3,540,000	(4,673,063)
Income tax (provision) benefit	(1,913,554)	(908,000)	(2,821,554)
Net income (loss)	(10,126,617)	2,632,000	(7,494,617)
Net income (loss) attributable to Eon Resources, Inc.	$(10,098,082)	$2,632,000	$(7,466,082)

Weighted average share outstanding, common stock – basic and diluted	31,191,907	-	31,191,907

Net income (loss) per share of common stock –basic and diluted	$(0.32)	0.08	$(0.24)

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS’ EQUITY

							Total Stockholders’
	Class A		Class B		Additional		Equity Attributable to Eon		Total
	Common Stock		Common Stock		Paid-In	Accumulated	Resources	Noncontro4lling	Stockholder’4
	Shares	Amount	Shares	Amount	Capital	deficit	Inc.	Interest	Equity
As Previously Reported
Balance – December 31, 2024	9,923,205	$992	500,000	$50	$30,512,043	$(26,669,798)	$3,843,287	$20,426,184	$24,269,471
Shares issued under equity line of credit	14,770,000	1,477	-	-	8,500,775	-	8,502,252	-	8,502,252
Share-based compensation	1,783,668	178	-	-	1,154,212	-	1,154,390	-	1,154,390
Class B exchanged for Class A	500,000	50	(500,000)	(50)	3,385,000	-	3,385,000	(3,385,000)	-
Shares issued for conversion of notes payable	21,120,163	2,112	-	-	8,483,316	-	8,485,428	-	8,485,428
Shares issued for buyout of non-controlling interest	1,500,000	150	-	-	17,012,499	-	17,012,649	(17,012,649)	-
Shares issued to settle accounts payable	143,665	14	-	-	94,343	-	94,357	-	94,357
Shares issued for acquisition of oil and gas equipment	1,000,000	100	-	-	547,500	-	547,600	-	547,600
Shares issued for acquisition of oil and gas leases	1,000,000	100	-	-	547,500	-	547,600	-	547,600
Derivative liability conversion to common stock	-	-	-	-	3,440,412	-	3,440,412	-	3,440,412
Capital Contribution for related party debt extinguishment	-	-	-	-	13,440,406	-	13,440,406	-	13,440,406
Net loss	-	-	-	-	-	(10,098,082)	(10,098,082)	(28,535)	(10,126,617)
Balance – December 31, 2025	51,740,701	$5,173	-	$-	$87,118,006	$(36,767,880)	$50,355,299	$-	$50,355,299

Restatement Impacts
Net loss	-	-	-	-	-	2,632,000	2,632,000	-	2,632,000
	-	-	-	-	-	2,632,000	2,632,000	-	2,632,000

As Restated
Balance – December 31, 2024	9,923,205	$992	500,000	$50	$30,512,043	$(26,669,798)	$3,843,287	$20,426,184	$24,269,471
Shares issued under equity line of credit	14,770,000	1,477	-	-	8,500,775	-	8,502,252	-	8,502,252
Share-based compensation	1,783,668	178	-	-	1,154,212	-	1,154,390	-	1,154,390
Class B exchanged for Class A	500,000	50	(500,000)	(50)	3,385,000	-	3,385,000	(3,385,000)	-
Shares issued for conversion of notes payable	21,120,163	2,112	-	-	8,483,316	-	8,485,428	-	8,485,428
Shares issued for buyout of non-controlling interest	1,500,000	150	-	-	17,012,499	-	17,012,649	(17,012,649)	-
Shares issued to settle accounts payable	143,665	14	-	-	94,343	-	94,357	-	94,357
Shares issued for acquisition of oil and gas equipment	1,000,000	100	-	-	547,500	-	547,600	-	547,600
Shares issued for acquisition of oil and gas leases	1,000,000	100	-	-	547,500	-	547,600	-	547,600
Derivative liability conversion to common stock	-	-	-	-	3,440,412	-	3,440,412	-	3,440,412
Capital Contribution for related party debt extinguishment	-	-	-	-	13,440,406	-	13,440,406	-	13,440,406
Net loss	-	-	-	-	-	(7,466,082)	(7,466,082)	(28,535)	(7,494,617)
Balance – December 31, 2025	51,740,701	$5,173	-	$-	$87,118,006	$(34,135,880)	$52,987,299	$-	$52,987,299
Consolidated Statement of Cash Flows	Year Ended December 31 2025
	As Reported	Adjustments	As Restated

Net loss	$(10,126,617)	$2,632,000	$(7,494,617)
Depreciation, depletion, and amortization expense	6,710,092	(3,540,000)	3,170,092
Deferred income tax benefit	1,266,659	871,000	2,137,659
Accrued liabilities and other	4,898,434	37,000	4,935,434
Net cash provided by operating activities	(7,645,418)	-	(7,645,418)